Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock; Par Value
Common Stock; Authorized	1,500	1,500
Common Stock; Issued	1,500	1,500
Common Stock; Outstanding	1,500	1,500